Segment Results (Schedule Of Reconciliations Of Consolidated Adjusted Income (Loss) Before Income Tax) (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Results
Total consolidated adjusted income before income tax	$ 189,187	$ 142,917	$ 367,002	$ 271,133
Upfront and milestone payments to partners	(13,990)	(15,911)	(24,991)	(18,891)
Acquisition-related items	(17,626)	(4,796)	(23,699)	(6,325)
Cost reduction initiatives and separation benefits	(533)	(4,006)	(3,995)	(9,520)
Impairment of other intangible assets		(13,000)		(13,000)	(35,000)	(69,000)	(8,083)
Amortization of intangible assets related to marketed products and customer relationships	(40,444)	(17,135)	(77,655)	(34,352)
Inventory step-up	(2,995)		(16,781)
Non-cash interest expense	(4,719)	(4,212)	(9,260)	(8,262)
Loss on extinguishment of debt	(8,548)		(8,548)
Other (expense) income, net		(35)		(239)
INCOME BEFORE INCOME TAX	$ 100,332	$ 83,822	$ 202,073	$ 180,544	$ 420,698	$ 359,660	$ 391,828